SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of the share option activities

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2015	17,463,207
Granted	519,271	4.8	1.9
Forfeited	(788,944)	4.8	1.9

Options outstanding at December 31, 2015	17,193,534	4.8	1.9

Granted	11,551,507	5.2	4.9
Forfeited	(155,259)	4.8	1.9

Options outstanding at December 31, 2016	28,589,782	5.2	3.2

Granted	333,334	5.2	10.6
Exercised	(816,880)	5.3	1.9
Forfeited	(19,000)	5.3	1.9

Options outstanding at December 31, 2017	28,087,236	5.1	3.2

Options vested and expect to vest at December 31, 2017	28,087,236	5.1	3.2

Summary of information with respect to stock options outstanding and stock options exercisable
Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	28,087,236	2.2	5.1

Assumptions used to estimate fair value of stock options

Grant date:	January 2015	May 2016
Risk-free rate of return	2.27%	1.98%
Volatility	29.80%	28.50%
Expected dividend yield	—	—
Exercise multiple	2.20	2.20
Fair value of underlying ordinary share	US$0.90	US$1.51
	(RMB 5.5)	(RMB 9.8)
Expected term	5 years	5 years

Summary of the restricted share activity

	Number of Shares	Weighted average grant- date fair value per share (RMB)

Unvested at January 1, 2016	—
Granted	13,787,480	6.1
Vested	(877,400)	8.6
Forfeited	—	—

Unvested at December 31, 2016	12,910,080	6.0
Granted	13,977,060	5.2
Vested	(2,123,120)	8.5
Forfeited	(238,400)	6.8

Unvested at December 31, 2017	24,525,620	5.3

Summary of share-based compensation expenses

	Years ended December 31,
	2015	2016	2017

Costs of revenue	484	2,114	9,941
Selling and marketing expenses	325	6,590	18,390
General and administrative expenses	3,252	55,409	30,866
Research and development expenses	—	52	646

Total share-based compensation expenses	4,061	64,165	59,843

Restricted shares
SHARE-BASED COMPENSATION
Assumptions used to estimate fair value of the restricted shares

Grant date:	December 2016	July 2017
Risk-free rate of return	0.68 - 1.65%	1.29 - 1.63%
Volatility	22.35 - 24.80%	20.43 - 21.48%
Expected dividend yield	—	—
Share price at grant date	US$1.24	US$1.191
	(RMB8.6)	(RMB8.0)
Expected term	1 - 5 years	2 - 4 years